Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

20. Related Party Transactions

As of March 31, 2023, and December 31, 2022, there were $0 and $1,613 due to related parties, respectively.

For the three months ended March 31, 2023, and 2022, the Company paid a related party (Bengal Impact Partners, of which Joshua Rosen, who is the Company’s interim Chief Executive Officer and a member of the Company’s Board of Directors, is a managing partner) $1,613 and $20,000, respectively, for corporate advisory services.

22. Related Parties Transactions

As of December 31, 2022, and 2021, there were $1,613 and $98,750, respectively, due to related parties.

For the years ended December 31, 2022, and 2021, the Company paid a related party (Bengal Impact Partners, of which a member of the Board of Directors is a managing partner) $120,000 and $30,000, respectively, for ongoing corporate advisory services.

The Company granted 150,000 compensation warrants to Bengal Impact Partners for ongoing corporate advisory services (Note 16).

Certain directors and officers of the Company (Kyle Kingsley, Amber Shimpa, and Stephen Dahmer) owned OMS which was controlled by the Company through a management agreement. OMS was sold on March 31, 2021 (Note 3). None of the proceeds received from this transaction were paid to the aforementioned directors and officers, rather, they were owed and paid to the Company